UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended March 31, 2011

Institutional Investment Manager Filing this Report:


Merrill Lynch Professional Clearing Corp.
222 Broadway - 6th Floor
New York, NY 10038

Form 13F File Number:  028-11545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Kaippallimalil Jacob
Managing Director
646-855-5210


/s/ Kaippallimalil Jacob
______________________________
/s/ Kaippallimalil Jacob
New York, NY
May 16, 2011

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation